Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2017
Variable Interest Entities [Abstract]
Consolidated VIE assets and liabilities

The following table presents the classification and balances of the consolidated VIEs’ assets and liabilities in TDS’ Consolidated Balance Sheet.

December 31,	2017	2016
(Dollars in millions)
Assets
Cash and cash equivalents	$3	$2
Accounts receivable	473	39
Other current assets	7	6
Licenses	648	649
Property, plant and equipment, net	89	93
Other assets and deferred charges	304	15
Total assets	$1,524	$804

Liabilities
Current liabilities	$36	$18
Deferred liabilities and credits	12	12
Total liabilities	$48	$30